UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2010

Date of reporting period: September 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	September 30, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (98.10%)
CONSUMER DISCRETIONARY – (7.38%)
Automobiles & Components – (0.09%)
16,140	Johnson Controls, Inc.	$492,270

Consumer Durables & Apparel – (2.37%)
309,979	Hunter Douglas NV (Netherlands)	12,461,854

Consumer Services – (3.35%)
35,520	H&R Block, Inc.	459,984
372,400	Yum! Brands, Inc.	17,152,744

		17,612,728

Media – (1.38%)
382,460	Grupo Televisa S.A., ADR (Mexico)	7,236,143

Retailing – (0.19%)
35,340	CarMax, Inc. *	984,572

	Total Consumer Discretionary	38,787,567

CONSUMER STAPLES – (11.49%)
Food & Staples Retailing – (4.15%)
10,280	Costco Wholesale Corp.	662,957
670,780	CVS Caremark Corp.	21,109,447

		21,772,404

Food, Beverage & Tobacco – (7.34%)
304,030	Coca-Cola Co.	17,791,836
214,095	Heineken Holding NV (Netherlands)	9,365,950
59,620	Mead Johnson Nutrition Co.	3,392,974
150,790	Nestle S.A. (Switzerland)	8,033,233

		38,583,993

	Total Consumer Staples	60,356,397

ENERGY – (6.47%)
82,402	Devon Energy Corp.	5,334,706
107,374	Occidental Petroleum Corp.	8,407,384
215,240	Tenaris S.A., ADR (Argentina)	8,269,521
186,469	Transocean Ltd. *	11,988,092

	Total Energy	33,999,703

FINANCIALS – (15.21%)
Banks – (2.69%)
	Commercial Banks – (2.69%)
178,760	Banco Santander Brasil S.A., ADS (Brazil)	2,461,525
57,500	U.S. Bancorp	1,243,150
415,650	Wells Fargo & Co.	10,445,285

		14,149,960

Diversified Financials – (8.35%)
	Capital Markets – (2.70%)
359,210	Bank of New York Mellon Corp.	9,386,157
344,530	Charles Schwab Corp.	4,788,967

		14,175,124

	Diversified Financial Services – (5.65%)
1,121	CME Group Inc.	291,813
654,750	Oaktree Capital Group LLC, Class A	22,588,875
93,185	Pargesa Holdings S.A., Bearer Shares (Switzerland)	6,804,075

		29,684,763

		43,859,887

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	September 30, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (4.17%)
	Insurance Brokers – (0.28%)
37,730	Aon Corp.	$1,475,620

	Property & Casualty Insurance – (2.67%)
59,391	Berkshire Hathaway Inc., Class B *	4,910,448
25,547	Markel Corp. *	8,803,241
10,680	W. R. Berkley Corp.	289,107

		14,002,796

	Reinsurance – (1.22%)
10,540	Everest Re Group, Ltd.	911,394
5,290	RenaissanceRe Holdings Ltd.	317,188
102,345	Transatlantic Holdings, Inc.	5,201,173

		6,429,755

		21,908,171

	Total Financials	79,918,018

HEALTH CARE – (18.46%)
Health Care Equipment & Services – (6.71%)
193,330	Baxter International Inc.	9,223,774
193,234	Becton, Dickinson and Co.	14,318,640
31,437	CareFusion Corp. *	780,895
170,650	IDEXX Laboratories, Inc. *	10,536,784
4,945	Laboratory Corp. of America Holdings *	387,836

		35,247,929

Pharmaceuticals, Biotechnology & Life Sciences – (11.75%)
405,030	Johnson & Johnson	25,095,659
747,416	Merck & Co., Inc.	27,512,383
533,670	Pfizer Inc.	9,163,114

		61,771,156

	Total Health Care	97,019,085

INDUSTRIALS – (8.11%)
Capital Goods – (4.84%)
203,670	ABB Ltd., ADR (Switzerland)	4,301,510
692,778	Blount International, Inc. *	8,819,064
53,738	Lockheed Martin Corp.	3,830,445
252,170	Shaw Group Inc. *	8,462,825

		25,413,844

Commercial & Professional Services – (0.99%)
234,030	Iron Mountain Inc.	5,228,230

Transportation – (2.28%)
958,000	Clark Holdings, Inc. *(a)	277,820
79,296	Kuehne & Nagel International AG (Switzerland)	9,522,137
70,490	Ryanair Holdings PLC, ADR (Ireland)	2,171,797

		11,971,754

	Total Industrials	42,613,828

INFORMATION TECHNOLOGY – (21.07%)
Semiconductors & Semiconductor Equipment – (4.40%)
144,060	Altera Corp.	4,346,290
692,950	Texas Instruments Inc.	18,806,663

		23,152,953

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	September 30, 2010 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (12.42%)
638,610	Activision Blizzard, Inc.	$6,912,953
48,194	Google Inc., Class A *	25,340,405
18,444	International Business Machines Corp.	2,474,078
663,860	Microsoft Corp.	16,251,293
169,240	NetEase.com Inc., ADR (China)*	6,674,826
154,351	SAP AG, ADR (Germany)	7,611,048

		65,264,603

Technology Hardware & Equipment – (4.25%)
243,444	Agilent Technologies, Inc. *	8,123,726
43,101	Cisco Systems, Inc. *	944,128
93,890	Harris Corp.	4,158,388
216,054	Hewlett-Packard Co.	9,089,392

		22,315,634

	Total Information Technology	110,733,190

MATERIALS – (9.20%)
141,080	Monsanto Co.	6,761,964
77,060	Sherwin-Williams Co.	5,790,288
251,750	Sigma-Aldrich Corp.	15,210,735
923,330	Sino-Forest Corp. (Canada)*	15,381,355
5,515,930	Yingde Gases Group Co. Ltd. (China)*	5,211,052

	Total Materials	48,355,394

TELECOMMUNICATION SERVICES – (0.71%)
57,820	America Movil SAB de C.V., Series L, ADR (Mexico)	3,083,541
12,965	American Tower Corp., Class A *	664,586

	Total Telecommunication Services	3,748,127

	TOTAL COMMON STOCK – (Identified cost $454,155,620)	515,531,309

STOCK WARRANTS – (0.50%)
FINANCIALS – (0.50%)
Banks – (0.50%)
	Commercial Banks – (0.50%)
330,600	Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	2,608,434

	TOTAL STOCK WARRANTS – (Identified cost $2,628,772)	2,608,434

SHORT TERM INVESTMENTS – (1.49%)
$1,988,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.30%, 10/01/10, dated 09/30/10, repurchase value of $1,988,017
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.717%-5.00%, 04/01/38-06/01/40, total market value $2,027,760)	1,988,000
5,830,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.45%, 10/01/10, dated 09/30/10, repurchase value of $5,830,073
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 10/20/10-08/01/50, total market value $5,946,600)	5,830,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $7,818,000)	7,818,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	September 30, 2010 (Unaudited)

	Total Investments – (100.09%) – (Identified cost $464,602,392) – (b)	$525,957,743
	Liabilities Less Other Assets – (0.09%)	(475,096)
	Net Assets – (100.00%)	$525,482,647

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)
Affiliated Company.  Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2010.  The aggregate fair value of the securities of affiliated companies held by the Fund as of September 30, 2010, amounts to $277,820.  Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2009	Gross Additions	Gross Reductions	Shares September 30, 2010	Dividend Income
Clark Holdings, Inc.	958,000	–	–	958,000	$–

(b)	Aggregate cost for federal income tax purposes is $468,882,965. At September 30, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$87,669,601
	Unrealized depreciation	(30,594,823)
	Net unrealized appreciation	$57,074,778

Please refer to "Notes to Schedule of Investments" on page 19 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	September 30, 2010 (Unaudited)

Principal	Security	Value
GOVERNMENT AGENCY NOTES – (5.64%)
$400,000	Fannie Mae, 4.00%, 01/28/13	$430,247
340,000	Federal Farm Credit Bank, 4.50%, 10/04/10	340,156
4,088,678	Federal Home Loan Bank, 4.75%, 10/25/10	4,098,517
784,103	Federal Home Loan Bank, 5.30%, 06/15/12	825,032
2,607,497	Federal Home Loan Bank, 2.60%, 04/20/15	2,610,374
759,942	Final Maturity Amortizing Notes, 4.10%, 11/25/10	763,023
200,000	Freddie Mac, 5.00%, 10/18/10	200,472

	TOTAL GOVERNMENT AGENCY NOTES – (Identified cost $9,218,363)	9,267,821

MORTGAGES – (89.55%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (61.61%)
315,636	Fannie Mae, 4.50%, 01/25/14	329,675
582,405	Fannie Mae, 3.50%, 09/25/16	592,423
658,365	Fannie Mae, 5.00%, 02/25/17	673,707
1,469,601	Fannie Mae, 5.00%, 12/25/17	1,491,529
1,265,000	Fannie Mae, 4.00%, 01/25/19	1,338,914
5,000,000	Fannie Mae, 4.00%, 04/25/19	5,400,792
4,304,764	Fannie Mae, 2.00%, 06/25/19	4,380,530
514,418	Fannie Mae, 4.50%, 07/25/21	519,401
3,636,814	Fannie Mae, 4.00%, 07/25/23	3,832,674
2,787,696	Fannie Mae, 4.00%, 11/25/23	2,945,687
67,014	Fannie Mae, 8.00%, 12/17/24	67,411
4,453,107	Fannie Mae, 4.00%, 03/25/27	4,592,711
258,616	Fannie Mae, 5.50%, 03/25/28	261,071
591,721	Fannie Mae, 5.00%, 02/25/35	605,633
2,469,300	Fannie Mae, 0.5063%, 03/25/37 (a)	2,460,677
1,300,466	Fannie Mae, 0.7563%, 06/25/38 (a)	1,306,605
291,419	Freddie Mac, 4.00%, 09/15/15	292,730
1,238,375	Freddie Mac, 4.00%, 10/15/15	1,248,321
531,822	Freddie Mac, 4.50%, 05/15/16	540,151
1,516,709	Freddie Mac, 4.00%, 09/15/16	1,548,117
600,000	Freddie Mac, 4.00%, 01/15/17	622,814
531,990	Freddie Mac, 3.50%, 01/15/18	553,085
827,346	Freddie Mac, 5.00%, 01/15/18	853,463
2,406,681	Freddie Mac, 4.00%, 06/15/18	2,486,740
2,144,206	Freddie Mac, 4.50%, 07/15/18	2,283,266
5,000,000	Freddie Mac, 4.00%, 09/15/18	5,414,084
2,534,254	Freddie Mac, 2.00%, 11/15/18	2,578,499
412,017	Freddie Mac, 5.00%, 05/15/19	432,989
1,873,924	Freddie Mac, 2.25%, 06/15/20	1,899,691
2,158,446	Freddie Mac, 2.25%, 12/15/20	2,200,782
1,544,561	Freddie Mac, 5.00%, 12/15/22	1,564,505
4,045,833	Freddie Mac, 4.50%, 09/15/23	4,284,444
4,031,592	Freddie Mac, 1.3625%, 03/15/24 (a)	4,091,862
4,653,583	Freddie Mac, 3.50%, 07/15/24	4,871,924
67,803	Freddie Mac, 5.00%, 06/15/25	68,226
300,000	Freddie Mac, 5.00%, 05/15/27	302,686
125,473	Freddie Mac, 5.50%, 12/15/27	125,538
2,000,000	Freddie Mac, 5.00%, 09/15/28	2,020,492
4,499,553	Freddie Mac, 4.50%, 06/15/29	4,537,472
107,248	Freddie Mac, 6.00%, 03/15/30	108,751

DAVIS SERIES INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	September 30, 2010 (Unaudited)

Principal	Security	Value
MORTGAGES – (CONTINUED)
COLLATERALIZED MORTGAGE OBLIGATIONS – (CONTINUED)
$517,071	Freddie Mac, 4.50%, 08/15/30	$518,983
5,000,000	Freddie Mac, 4.50%, 08/15/32	5,392,547
776,802	Freddie Mac, 4.25%, 06/15/33	797,911
3,500,561	Freddie Mac, 4.50%, 08/15/36	3,704,002
3,668,817	Freddie Mac Reference REMIC, 5.125%, 06/15/18	3,785,119
1,876,666	Ginnie Mae, 4.50%, 10/20/20	1,916,499
3,850,442	Ginnie Mae, 4.00%, 11/20/30	3,986,608
3,575,534	Ginnie Mae, 5.00%, 02/16/32	3,632,949
1,716,335	Ginnie Mae, 5.00%, 08/20/32	1,742,272

	Total Collateralized Mortgage Obligations	101,206,962

FANNIE MAE POOLS – (18.46%)
842,760	3.50%, 04/01/11, Pool No. 255245	849,298
1,152,443	4.565%, 01/01/15, Pool No. 725788	1,250,687
4,706,734	5.055%, 11/01/15, Pool No. 387686	5,256,445
2,047,955	6.00%, 09/01/17, Pool No. 665776	2,218,831
992,984	5.00%, 03/01/18, Pool No. 357369	1,063,299
1,669,416	4.50%, 08/01/18, Pool No. 254833	1,785,832
1,268,198	4.00%, 01/01/19, Pool No. 976841	1,348,016
2,972,511	3.50%, 09/01/20, Pool No. MA0521	3,100,700
129,953	6.50%, 07/01/32, Pool No. 635069	144,301
1,169,248	2.287%, 10/01/32, Pool No. 648917 (b)	1,189,505
662,133	4.836%, 05/01/35, Pool No. 826242 (b)	692,518
772,814	4.92%, 01/01/36, Pool No. 848973 (b)	819,190
267,368	2.285%, 03/01/36, Pool No. 843396 (b)	270,400
835,135	5.604%, 04/01/36, Pool No. 851605 (b)	906,868
2,581,361	6.50%, 09/01/37, Pool No. AA0924	2,907,297
3,927,603	4.527%, 03/01/39, Pool No. AE0362 (b)	4,133,375
2,253,431	3.122%, 01/01/40, Pool No. AD0881 (b)	2,391,247

	Total Fannie Mae Pools	30,327,809

FREDDIE MAC POOLS – (8.81%)
777,038	4.50%, 10/01/10, Pool No. M80856	778,867
224,621	4.00%, 11/01/10, Pool No. M80864	225,500
1,049,901	4.50%, 11/01/10, Pool No. M80865	1,054,123
452,675	4.00%, 02/01/11, Pool No. M80897	456,635
1,009,567	4.00%, 03/01/11, Pool No. M80903	1,018,400
495,978	5.00%, 03/01/12, Pool No. M80963	509,562
648,333	3.50%, 04/01/12, Pool No. M80974	660,618
630,504	4.00%, 12/01/12, Pool No. M81008	656,353
542,369	4.50%, 03/01/15, Pool No. B18794	571,431
1,213,849	5.50%, 12/01/18, Pool No. G11684	1,313,460
1,606,713	5.00%, 05/01/21, Pool No. G13296	1,717,978
1,397,412	5.00%, 09/01/21, Pool No. G12673	1,489,816
873,801	5.50%, 06/01/22, Pool No. G12688	943,323
432,859	2.837%, 12/01/34, Pool No. 1H1238 (b)	447,886
2,448,676	4.772%, 04/01/35, Pool No. 782528 (b)	2,626,757

	Total Freddie Mac Pools	14,470,709

GINNIE MAE POOLS – (0.67%)
1,027,399	6.50%, 09/15/13, Pool No. 780856	1,097,333

	Total Ginnie Mae Pools	1,097,333

	TOTAL MORTGAGES – (Identified cost $144,785,934)	147,102,813

DAVIS SERIES INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	September 30, 2010 (Unaudited)

Principal	Security	Value
OTHER AGENCIES – (0.20%)
$300,000	Housing Urban Development, 6.00%, 08/01/20	$326,499

	TOTAL OTHER AGENCIES – (Identified cost $321,430)	326,499

SHORT TERM INVESTMENTS – (2.44%)
1,021,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.30%, 10/01/10, dated 09/30/10, repurchase value of $1,021,009
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.717%-5.00%, 04/01/38-06/01/40, total market value $1,041,420)	1,021,000
2,995,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.45%, 10/01/10, dated 09/30/10, repurchase value of $2,995,037
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 10/20/10-08/01/50, total market value $3,054,900)	2,995,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $4,016,000)	4,016,000

	Total Investments – (97.83%) – (Identified cost $158,341,727) – (c)	160,713,133
	Other Assets Less Liabilities – (2.17%)	3,566,301
	Net Assets – (100.00%)	$164,279,434

(a)
The interest rates on floating rate securities, shown as of September 30, 2010, may change daily or less frequently and are based on indices of market interest rates.  For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	The interest rates on adjustable rate securities, shown as of September 30, 2010, may change daily or less frequently and are based on indices of market interest rates.

(c)	Aggregate cost for federal income tax purposes is $158,341,727. At September 30, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$2,742,716
	Unrealized depreciation	(371,310)
	Net unrealized appreciation	$2,371,406

Please refer to "Notes to Schedule of Investments" on page 19 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND	September 30, 2010 (Unaudited)

Principal	Security	Value
FANNIE MAE – (1.12%)
$700,000	0.28%, 12/14/10 (a)	$699,597
500,000	4.75%, 12/15/10	504,534
344,000	0.29%, 12/29/10 (a)	343,753
342,000	0.30%, 01/03/11 (a)	341,732
760,000	1.375%, 04/28/11	764,814
1,500,000	0.265%, 06/02/11 (a)	1,497,306

	TOTAL FANNIE MAE – (Identified cost $4,151,736)	4,151,736

FEDERAL FARM CREDIT BANK – (5.70%)
9,500,000	0.1813%, 10/26/10 (b)	9,500,000
510,000	0.5078%, 11/04/10 (b)	510,154
10,000,000	0.1973%, 11/17/10 (b)	9,999,999
200,000	5.81%, 01/10/11	202,976
325,000	1.60%, 01/12/11	326,154
315,000	4.875%, 02/18/11	320,413
300,000	4.25%, 07/11/11	309,071

	TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $21,168,767)	21,168,767

FEDERAL HOME LOAN BANK – (18.68%)
10,000,000	0.20%, 10/01/10 (a)	10,000,000
5,000,000	1.22%, 10/15/10	5,001,792
865,000	3.375%, 10/20/10	866,366
355,000	4.375%, 10/22/10	355,826
500,000	0.59%, 11/01/10 (b)	500,107
475,000	0.69%, 11/08/10 (b)	475,225
500,000	3.08%, 11/12/10	501,541
1,000,000	3.125%, 11/12/10	1,003,250
575,000	4.25%, 11/15/10	577,718
435,000	6.625%, 11/15/10	438,351
12,000,000	0.167%, 11/17/10 (b)	12,000,000
660,000	0.28%, 11/17/10	659,992
840,000	0.50%, 11/23/10	840,196
575,000	3.00%, 12/10/10	577,957
825,000	3.875%, 12/10/10	830,635
520,000	4.875%, 12/10/10	524,564
900,000	0.40%, 01/04/11	900,217
470,000	1.625%, 01/21/11	471,756
150,000	5.07%, 01/27/11	152,245
275,000	5.00%, 03/11/11	280,606
550,000	1.625%, 03/16/11	553,110
1,100,000	0.75%, 03/25/11	1,102,180
12,000,000	0.24%, 05/06/11 (b)	11,998,276
4,500,000	0.25%, 05/27/11 (b)	4,500,000
4,500,000	0.325%, 05/27/11 (b)	4,500,000
215,000	0.70%, 05/27/11	215,415
4,500,000	0.37%, 06/15/11 (b)	4,500,000
5,000,000	0.45%, 09/26/11	5,000,000

	TOTAL FEDERAL HOME LOAN BANK – (Identified cost $69,327,325)	69,327,325

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	September 30, 2010 (Unaudited)

Principal	Security	Value
FREDDIE MAC – (5.70%)
$235,000	4.125%, 10/18/10	$235,410
324,000	3.125%, 10/25/10	324,597
425,000	4.75%, 12/08/10	428,544
2,100,000	0.2694%, 12/30/10 (b)	2,100,438
9,250,000	0.26%, 01/03/11 (a)	9,243,720
1,500,000	0.525%, 01/28/11 (b)	1,500,630
500,000	0.3619%, 03/09/11 (b)	500,563
469,000	5.875%, 03/21/11	480,949
4,500,000	0.593%, 04/01/11 (b)	4,505,119
165,000	2.75%, 04/11/11	166,946
1,000,000	3.50%, 05/05/11	1,017,682
640,000	0.255%, 06/20/11 (a)	638,812

	TOTAL FREDDIE MAC – (Identified cost $21,143,410)	21,143,410

OTHER AGENCIES – (4.50%)
1,936,000	Fannie Mae Principal Strip, 0.3698%, 11/15/10 (a)	1,935,125
2,800,000	FICO Strip, 0.3074%, 10/06/10 (a)	2,799,883
7,000,000	FICO Strip, 0.35%, 11/11/10 (a)	6,997,278
4,364,000	RFCO Strip, 0.3057%, 10/15/10 (a)	4,363,492
600,000	RFCO Strip, 0.5053%, 07/15/11 (a)	597,620

	TOTAL OTHER AGENCIES – (Identified cost $16,693,398)	16,693,398

REPURCHASE AGREEMENTS – (64.33%)
60,711,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.30%, 10/01/10, dated 09/30/10, repurchase value of $60,711,506
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.717%-5.00%, 04/01/38-06/01/40, total market value $61,925,220)	60,711,000
178,012,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.45%, 10/01/10, dated 09/30/10, repurchase value of $178,014,225
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 10/20/10-08/01/50, total market value $181,572,240)	178,012,000

	TOTAL REPURCHASE AGREEMENTS – (Identified cost $238,723,000)	238,723,000

	Total Investments – (100.03%) – (Identified cost $371,207,636) – (c)	371,207,636
	Liabilities Less Other Assets – (0.03%)	(115,900)
Net Assets – (100.00%)		$371,091,736

(a)	Zero coupon bonds reflect the effective yield on the date of purchase.

(b)
The interest rates on floating rate securities, shown as of September 30, 2010, may change daily or less frequently and are based on indices of market interest rates.  For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(c)	Aggregate cost for federal income tax purposes is $371,207,636.

Please refer to "Notes to Schedule of Investments" on page 19 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	September 30, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (99.44%)
ENERGY – (5.50%)
895,890	Canadian Natural Resources Ltd. (Canada)	$30,997,794

	Total Energy	30,997,794

FINANCIALS – (91.54%)
Banks – (18.01%)
	Commercial Banks – (18.01%)
139,900	Banco Santander Brasil S.A., ADS (Brazil)	1,926,423
132,597	ICICI Bank Ltd., ADR (India)	6,609,960
382,999	State Bank of India Ltd., GDR (India)	54,883,757
101,671	U.S. Bancorp	2,198,127
1,427,319	Wells Fargo & Co.	35,868,527

		101,486,794

Diversified Financials – (40.79%)
	Capital Markets – (19.14%)
140,254	Ameriprise Financial, Inc.	6,638,222
1,030,874	Bank of New York Mellon Corp.	26,936,738
697,390	Brookfield Asset Management Inc., Class A (Canada)	19,784,954
125,998	Charles Schwab Corp.	1,751,372
449,068	GAM Holding Ltd. (Switzerland)*	6,809,254
138,492	Goldman Sachs Group, Inc.	20,023,173
655,068	Julius Baer Group Ltd. (Switzerland)	23,845,502
41,530	T. Rowe Price Group Inc.	2,078,784

		107,867,999

	Consumer Finance – (8.65%)
1,086,982	American Express Co.	45,685,853
1,305,032	First Marblehead Corp. *	3,053,775

		48,739,628

	Diversified Financial Services – (13.00%)
121,264	Bank of America Corp.	1,589,771
492,300	Cielo S.A. (Brazil)	4,285,803
734,180	Moody's Corp.	18,339,816
972,000	Oaktree Capital Group LLC, Class A	33,534,000
47,264	RHJ International (Belgium)*	389,818
396,550	RHJ International, 144A (Belgium)*(a)(b)	3,275,305
160,137	Visa Inc., Class A	11,891,774

		73,306,287

		229,913,914

Insurance – (32.74%)
	Life & Health Insurance – (2.83%)
268,127	China Life Insurance Co., Ltd., ADR (China)	15,948,194

	Multi-line Insurance – (8.42%)
1,251,245	Loews Corp.	47,422,185

	Property & Casualty Insurance – (9.47%)
111,996	ACE Ltd.	6,523,767
69,686	Markel Corp. *	24,013,099
1,094,565	Progressive Corp. (Ohio)	22,843,571

		53,380,437

	Reinsurance – (12.02%)
197,972	Everest Re Group, Ltd.	17,118,639

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	September 30, 2010 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (Continued)
996,096	Transatlantic Holdings, Inc.	$50,621,599

		67,740,238

		184,491,054

	Total Financials	515,891,762

INDUSTRIALS – (2.40%)
Commercial & Professional Services – (2.40%)
182,602	D&B Corp.	13,538,112

	Total Industrials	13,538,112

	TOTAL COMMON STOCK – (Identified cost $383,987,471)	560,427,668

SHORT TERM INVESTMENTS – (0.71%)
$1,025,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.30%, 10/01/10, dated 09/30/10, repurchase value of $1,025,009
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.717%-5.00%, 04/01/38-06/01/40, total market value $1,045,500)	1,025,000
3,004,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.45%, 10/01/10, dated 09/30/10, repurchase value of $3,004,038
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 10/20/10-08/01/50, total market value $3,064,080)	3,004,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $4,029,000)	4,029,000

	Total Investments – (100.15%) – (Identified cost $388,016,471) – (c)	564,456,668
	Liabilities Less Other Assets – (0.15%)	(870,361)
	Net Assets – (100.00%)	$563,586,307

ADR: American Depositary Receipt

ADS: American Depositary Share

GDR: Global Depositary Receipt

*	Non-Income producing security.

(a)
This security is subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations.  This security amounted to $3,275,305 or 0.58% of the Fund's net assets as of September 30, 2010.

(b)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $3,275,305 or 0.58% of the Fund’s net assets as of September 30, 2010.

(c)	Aggregate cost for federal income tax purposes is $388,399,852. At September 30, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$220,781,339
	Unrealized depreciation	(44,724,523)
	Net unrealized appreciation	$176,056,816

Please refer to "Notes to Schedule of Investments" on page 19 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	September 30, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (49.75%)
CONSUMER DISCRETIONARY – (8.55%)
Consumer Durables & Apparel – (0.31%)
65,400	Toll Brothers, Inc. *	$1,243,908

Media – (1.97%)
621,300	News Corp., Class A	8,111,071

Retailing – (6.27%)
47,913	Amazon.com, Inc. *	7,524,737
346,800	Kohl's Corp. *	18,269,424

		25,794,161

	Total Consumer Discretionary	35,149,140

CONSUMER STAPLES – (6.43%)
Food & Staples Retailing – (2.80%)
310,000	Whole Foods Market, Inc. *	11,508,750

Food, Beverage & Tobacco – (1.38%)
355,100	Tyson Foods, Inc., Class A	5,688,702

Household & Personal Products – (2.25%)
288,300	Avon Products, Inc.	9,257,313

	Total Consumer Staples	26,454,765

ENERGY – (7.82%)
208,100	Devon Energy Corp.	13,472,394
494,900	Nabors Industries Ltd. *	8,937,894
151,431	Transocean Ltd. *	9,735,499

	Total Energy	32,145,787

FINANCIALS – (5.29%)
Diversified Financials – (5.29%)
	Consumer Finance – (2.29%)
224,000	American Express Co.	9,414,720

	Diversified Financial Services – (3.00%)
733,876	Bank of America Corp.	9,621,114
692,560	Citigroup Inc. *	2,700,984

		12,322,098

		21,736,818

	Total Financials	21,736,818

HEALTH CARE – (2.59%)
Health Care Equipment & Services – (2.59%)
274,500	Universal Health Services, Inc., Class B	10,667,070

	Total Health Care	10,667,070

INDUSTRIALS – (10.72%)
Capital Goods – (6.51%)
420,200	General Electric Co.	6,828,250
529,500	Masco Corp.	5,829,795
740,790	Quanta Services, Inc. *	14,134,273

		26,792,318

Commercial & Professional Services – (4.21%)
266,000	ADFITECH, Inc. *	671,650
454,000	School Specialty, Inc. *	5,899,730
270,500	Waste Connections, Inc. *	10,728,030

		17,299,410

	Total Industrials	44,091,728

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2010 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (2.90%)
Semiconductors & Semiconductor Equipment – (2.90%)
486,897	Fairchild Semiconductor International, Inc. *	$4,576,832
77,300	Intel Corp.	1,485,706
277,100	International Rectifier Corp. *	5,844,039

		11,906,577

	Total Information Technology	11,906,577

MATERIALS – (3.93%)
104,241	Freeport-McMoRan Copper & Gold Inc.	8,901,139
323,000	Sealed Air Corp.	7,261,040

	Total Materials	16,162,179

UTILITIES – (1.52%)
551,700	AES Corp. *	6,261,795

	Total Utilities	6,261,795

	TOTAL COMMON STOCK – (Identified cost $224,356,060)	204,575,859

PREFERRED STOCK – (11.61%)
FINANCIALS – (6.14%)
Diversified Financials – (3.97%)
	Diversified Financial Services – (3.97%)
113,800	Citigroup Capital XII, 8.50%, TRUPS	3,013,708
113,000	Citigroup Inc., 7.50%, Conv. Pfd., T-DECS	13,312,530

		16,326,238

Real Estate – (2.17%)
374,010	Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	8,929,489

	Total Financials	25,255,727

INDUSTRIALS – (2.19%)
Capital Goods – (0.85%)
104,241	United Rentals Trust I, 6.50%, Conv. Pfd.	3,518,134

Transportation – (1.34%)
153,200	Continental Airlines Finance Trust II, 6.00%, Cum. Conv. Pfd.	5,496,050

	Total Industrials	9,014,184

UTILITIES – (3.28%)
274,410	AES Trust III, 6.75%, Conv. Pfd.	13,463,241

	Total Utilities	13,463,241

	TOTAL PREFERRED STOCK – (Identified cost $38,146,098)	47,733,152

CONVERTIBLE BONDS – (32.27%)
CONSUMER DISCRETIONARY – (0.86%)
Consumer Durables & Apparel – (0.86%)
$3,800,000	Eastman Kodak Co., 144A Conv. Sr. Notes, 7.00%, 04/01/17 (a)	3,519,750

	Total Consumer Discretionary	3,519,750

CONSUMER STAPLES – (3.83%)
Food, Beverage & Tobacco – (3.83%)
13,300,000	Tyson Foods, Inc., Conv. Sr. Notes, 3.25%, 10/15/13	15,743,875

	Total Consumer Staples	15,743,875

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2010 (Unaudited)

Principal	Security	Value
CONVERTIBLE BONDS – (CONTINUED)
ENERGY – (3.46%)
$2,400,000	Nabors Industries Inc., Conv. Sr. Notes, 0.94%, 05/15/11	$2,391,000
12,300,000	Transocean Ltd., Conv. Sr. Notes, 1.50%, 12/15/37	11,823,375

	Total Energy	14,214,375

FINANCIALS – (8.64%)
Diversified Financials – (0.07%)
	Capital Markets – (0.07%)
250,000	Janus Capital Group Inc., Conv. Sr. Notes, 3.25%, 07/15/14	286,250

Real Estate – (8.57%)
6,650,000	Digital Realty Trust, Inc., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	10,207,750
21,850,000	Forest City Enterprises, Inc., Conv. Sr. Notes, 3.625%, 10/15/14	23,188,312
1,600,000	Forest City Enterprises, Inc., 144A Conv. Sr. Notes, 5.00%, 10/15/16 (a)	1,870,000

		35,266,062

	Total Financials	35,552,312

HEALTH CARE – (1.72%)
Pharmaceuticals, Biotechnology & Life Sciences – (1.72%)
3,700,000	Valeant Pharmaceuticals International, Conv. Sub. Notes, 4.00%, 11/15/13	7,090,125

	Total Health Care	7,090,125

INDUSTRIALS – (4.39%)
Capital Goods – (1.80%)
3,520,000	United Rentals North America Inc., Conv. Sr. Sub., 1.875%, 10/15/23	3,520,000
2,565,000	United Rentals, Inc., Conv. Sr. Notes, 4.00%, 11/15/15	3,889,181

		7,409,181

Commercial & Professional Services – (2.59%)
10,900,000	School Specialty, Inc., Conv. Sub. Deb., 3.75%, 11/30/26	10,627,500

	Total Industrials	18,036,681

INFORMATION TECHNOLOGY – (4.35%)
Semiconductors & Semiconductor Equipment – (4.35%)
9,050,000	Intel Corp., Conv. Jr. Sub. Deb., 2.95%, 12/15/35	8,993,438
7,600,000	Intel Corp., Conv. Jr. Sub. Deb., 3.25%, 08/01/39	8,911,000

		17,904,438

	Total Information Technology	17,904,438

MATERIALS – (5.02%)
8,555,000	Allegheny Technologies, Inc., Conv. Sr. Notes, 4.25%, 06/01/14	11,656,188
5,800,000	United States Steel Corp., Conv. Sr. Notes, 4.00%, 05/15/14	8,975,500

	Total Materials	20,631,688

	TOTAL CONVERTIBLE BONDS – (Identified cost $118,205,549)	132,693,244

CORPORATE BONDS – (3.39%)
CONSUMER DISCRETIONARY – (0.70%)
Retailing – (0.70%)
2,400,000	Kohl's Corp., Sr. Notes, 6.25%, 12/15/17	2,872,733

	Total Consumer Discretionary	2,872,733

FINANCIALS – (0.13%)
Real Estate – (0.13%)
13,300,000	Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13	545,300

	Total Financials	545,300

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2010 (Unaudited)

Principal	Security	Value
CORPORATE BONDS – (CONTINUED)
INDUSTRIALS – (2.56%)
Capital Goods – (2.35%)
$9,500,000	Masco Corp., Sr. Notes, 6.125%, 10/03/16	$9,669,898

Commercial & Professional Services – (0.21%)
1,040,991	ADFITECH, Inc., Sr. Bond, 8.00%, 03/15/20	855,232

	Total Industrials	10,525,130

	TOTAL CORPORATE BONDS – (Identified cost $22,800,689)	13,943,163

SHORT TERM INVESTMENTS – (2.74%)
2,872,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.30%, 10/01/10, dated 09/30/10, repurchase value of $2,872,024
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.717%-5.00%, 04/01/38-06/01/40, total market value $2,929,440)	2,872,000
8,420,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.45%, 10/01/10, dated 09/30/10, repurchase value of $8,420,105
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 10/20/10-08/01/50, total market value $8,588,400)	8,420,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $11,292,000)	11,292,000

	Total Investments – (99.76%) – (Identified cost $414,800,396) – (b)	410,237,418
	Other Assets Less Liabilities – (0.24%)	1,002,695
	Net Assets – (100.00%)	$411,240,113

T-DECS: Tangible Dividend Enhanced Common Stock

TRUPS: Trust Preferred Securities

*	Non-Income producing security.

(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $15,597,500 or 3.79% of the Fund's net assets as of September 30, 2010.

(b)	Aggregate cost for federal income tax purposes is $414,848,375. At September 30, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$54,397,528
	Unrealized depreciation	(59,008,485)
	Net unrealized depreciation	$(4,610,957)

Please refer to “Notes to Schedule of Investments” on page 19 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	September 30, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (81.94%)
CONSUMER DISCRETIONARY – (0.63%)
Consumer Durables & Apparel – (0.63%)
	Homebuilding – (0.63%)
100,200	Toll Brothers, Inc. *	$1,905,804

	Total Consumer Discretionary	1,905,804

FINANCIALS – (69.70%)
Real Estate – (69.70%)
Real Estate Investment Trusts (REITs) – (63.99%)
	Diversified REITs – (3.29%)
116,914	Vornado Realty Trust	9,999,654

	Industrial REITs – (4.11%)
1,863,900	DCT Industrial Trust Inc.	8,928,081
95,800	EastGroup Properties, Inc.	3,581,004

		12,509,085

	Office REITs – (26.84%)
219,413	Alexandria Real Estate Equities, Inc.	15,358,910
106,400	Boston Properties, Inc.	8,843,968
184,400	Coresite Realty Corp. *	3,022,316
288,938	Corporate Office Properties Trust	10,780,277
223,700	Digital Realty Trust, Inc.	13,802,290
681,200	Douglas Emmett, Inc.	11,927,812
397,000	DuPont Fabros Technology Inc.	9,984,550
247,300	Highwoods Properties, Inc.	8,029,831

		81,749,954

	Residential REITs – (9.99%)
540,200	American Campus Communities, Inc.	16,443,688
89,900	Essex Property Trust, Inc.	9,838,656
196,500	UDR, Inc.	4,150,080

		30,432,424

	Retail REITs – (11.46%)
259,560	CBL & Associates Properties, Inc.	3,389,853
125,300	Federal Realty Investment Trust	10,231,998
280,000	Regency Centers Corp.	11,051,600
73,782	Simon Property Group, Inc.	6,842,543
76,100	Taubman Centers, Inc.	3,394,821

		34,910,815

	Specialized REITs – (8.30%)
822,547	Cogdell Spencer, Inc.	5,198,497
166,900	Entertainment Properties Trust	7,206,742
197,500	LaSalle Hotel Properties	4,619,525
159,900	Ventas, Inc.	8,246,043

		25,270,807

		194,872,739

Real Estate Management & Development – (5.71%)
	Real Estate Operating Companies – (5.71%)
1,355,154	Forest City Enterprises, Inc., Class A *	17,386,626

		212,259,365

	Total Financials	212,259,365

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	September 30, 2010 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (3.06%)
Transportation – (3.06%)
267,600	Alexander & Baldwin, Inc.	$9,323,184

	Total Industrials	9,323,184

TELECOMMUNICATION SERVICES – (8.55%)
153,200	American Tower Corp., Class A *	7,853,032
215,400	Crown Castle International Corp. *	9,509,910
215,400	SBA Communications Corp., Class A *	8,687,082

	Total Telecommunication Services	26,050,024

	TOTAL COMMON STOCK – (Identified cost $203,505,726)	249,538,377

PREFERRED STOCK – (10.01%)
FINANCIALS – (10.01%)
Real Estate – (10.01%)
Real Estate Investment Trusts (REITs) – (10.01%)
	Industrial REITs – (1.38%)
171,000	AMB Property Corp., 6.75%, Series M	4,211,730

	Office REITs – (6.97%)
468,943	Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	11,196,014
79,500	Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	2,978,770
280,910	SL Green Realty Corp., 7.625%, Series C	7,051,543

		21,226,327

	Residential REITs – (0.76%)
43,700	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	2,322,926

	Retail REITs – (0.90%)
114,160	CBL & Associates Properties, Inc., 7.375%, Series D	2,728,710

	Total Financials	30,489,693

	TOTAL PREFERRED STOCK – (Identified cost $14,338,166)	30,489,693

CONVERTIBLE BONDS – (3.22%)
FINANCIALS – (3.22%)
Real Estate – (3.22%)
Real Estate Investment Trusts (REITs) – (2.82%)
	Office REITs – (2.82%)
$4,815,000	Digital Realty Trust, Inc., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	7,391,025
1,230,000	SL Green Realty Corp., 144A Conv. Sr. Notes, 3.00%, 03/30/27 (a)	1,199,250

		8,590,275

Real Estate Management & Development – (0.40%)
	Real Estate Operating Companies – (0.40%)
1,040,000	Forest City Enterprises, Inc., 144A Conv. Sr. Notes, 5.00%, 10/15/16 (a)	1,215,500

	Total Financials	9,805,775

	TOTAL CONVERTIBLE BONDS – (Identified cost $7,067,692)	9,805,775

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	September 30, 2010 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (4.64%)
$3,591,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.30%, 10/01/10, dated 09/30/10, repurchase value of $3,591,030
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.717%-5.00%, 04/01/38-06/01/40, total market value $3,662,820)	$3,591,000
10,529,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.45%, 10/01/10, dated 09/30/10, repurchase value of $10,529,132
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 10/20/10-08/01/50, total market value $10,739,580)	10,529,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $14,120,000)	14,120,000

	Total Investments – (99.81%) – (Identified cost $239,031,584) – (b)	303,953,845
	Other Assets Less Liabilities – (0.19%)	590,115
	Net Assets – (100.00%)	$304,543,960

*	Non-Income producing security.

(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $9,805,775 or 3.22% of the Fund's net assets as of September 30, 2010.

(b)	Aggregate cost for federal income tax purposes is $251,152,613. At September 30, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$71,798,534
	Unrealized depreciation	(18,997,302)
	Net unrealized appreciation	$52,801,232

Please refer to “Notes to Schedule of Investments” on page 19 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Notes to Schedule of Investments
September 30, 2010 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  The value of short-term securities originally purchased with maturities greater than 60 days, are valued at market value.  For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940, securities are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Money market securities are valued using amortized cost, in accordance with rules under the 40 Act.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2010 (Unaudited)

Value Measurements – (Continued)

The following is a summary of the inputs used as of September 30, 2010 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Valuation inputs
Level 1 – Quoted prices:
Equity securities:
Consumer discretionary	$38,787,567	$–	$–	$–	$35,149,140	$1,905,804
Consumer staples	60,356,397	–	–	–	26,454,765	–
Energy	33,999,703	–	–	30,997,794	32,145,787	–
Financials	59,937,577	–	–	482,357,762	46,992,545	239,770,288
Health care	97,019,085	–	–	–	10,667,070	–
Industrials	42,613,828	–	–	13,538,112	43,420,078	9,323,184
Information technology	110,733,190	–	–	–	11,906,577	–
Materials	48,355,394	–	–	–	16,162,179	–
Telecommunication services	3,748,127	–	–	–	–	26,050,024
Utilities	–	–	–	–	19,725,036	–
Level 2 – Other Significant
Observable Inputs:
Debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies:
Long-term	–	156,697,133	–	–	–	–
Short-term	–	–	132,484,636	–	–	–
Convertible debt securities	–	–	–	–	132,693,244	9,805,775
Corporate debt securities	–	–	–	–	13,943,163	–
Equity securities:
Financials	22,588,875	–	–	33,534,000	–	2,978,770
Industrials	–	–	–	–	9,685,834	–
Short-term securities	7,818,000	4,016,000	238,723,000	4,029,000	11,292,000	14,120,000
Level 3 – Significant Unobservable
Inputs:	–	–	–	–	–	–
Total	$525,957,743	$160,713,133	$371,207,636	$564,456,668	$410,237,418	$303,953,845

Level 2 to Level 1 transfers*	$51,398,301	$–	$–	$85,928,331	$–	$–

*Application of standing Board valuation procedures related to non-U.S. securities triggered transfers between Level 1 and Level 2 assets during the three months ended September 30, 2010.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 29, 2010

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: November 29, 2010